Commitments and contingencies - Research and development payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	$ 55
2022
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	4
2023
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	4
2024
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	0
2025
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	3
2026
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	0
Thereafter
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	$ 44